Share Capital (Details) - Schedule of the number of shares of Telesat Public Shares	12 Months Ended
Dec. 31, 2022 shares
Telesat Public shares
Telesat Public shares	12,692,450
Class A Common shares [Member]
Telesat Public shares
Telesat Public shares	642,704
Class B Variable Voting shares [Member]
Telesat Public shares
Telesat Public shares	12,049,746